Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Risk free rate						3.58%	1.82%	2.20%	2.90%
Increase in pre-tax discount rate						1.00%
Decrease in long-term growth rate						1.00%
Weighted average Operating EBITDA multiple						11.3	11.5	11.5
Discount rates			7.70%		7.70%				7.80%
Impairment loss						$ 77	$ 43	$ 306
Impairment of finite lived intangible assets							$ 53	$ 194
Growth rate for cash flow projections								2.50%	2.00%
Percentage of reduction in value in use of goodwill					25.70%
Market risk premium percentage						1.70%	5.80%	5.70%
Stock volatility factor							1.12	1.19	1.08
Long term growth rate used to determine the terminal value			2.00%		2.00%				2.50%
Impairment losses of goodwill						$ 365	$ 440	$ 1,020
Neoris NV [member]
Disclosure of detailed information about intangible assets [line items]
Impairment losses of goodwill						$ 27
Decrease Of Two Years In Cash Flow Projections [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill								52.00%
Reduction In The Long Term Growth Rate [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill								2.00%
Reduction In Sales Growth [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill									2.50%
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average Operating EBITDA multiple						11.3
Impairment of finite lived intangible assets						$ 365
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets							$ 4	$ 13
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Impairment test							No	No
Internally Developed Software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss							$ 49
Impairment of finite lived intangible assets							$ 49
Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage						6.70%	4.10%	4.10%	5.40%
Discount rates								0.10%	1.50%
Decrease In Weighing Of Debt Percentage							26.90%	34.60%	31.70%
Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates							0.10%	0.50%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage						6.70%
Weighted average [member] | Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						2.00%
United States [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						9.10%	7.20%	7.30%
Impairment loss						$ 26	$ 18	$ 76
Impairment of finite lived intangible assets								$ 181
Cash flow projection period								5 years
Growth rate for cash flow projections	[1]					2.00%	2.00%	2.00%
Percentage reduction in long term growth rate								0.50%
United States [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						1.00%
Impairment of finite lived intangible assets						$ 273
Growth rate for cash flow projections						1.00%
United States [member] | Goodwill [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets		$ 440	$ 1,020
United States [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Risk free rate						3.60%
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						10.30%	8.40%	8.30%
Growth rate for cash flow projections	[1]					1.10%	1.00%	1.10%
Percentage reduction in long term growth rate						1.00%	1.00%	1.30%
Spain [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						9.40%	7.60%	7.70%
Impairment loss						$ 23	$ 0	$ 135
Growth rate for cash flow projections	[1]					1.70%	1.50%	1.50%
Spain [member] | Discount rate, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate				7.70%
Spain [member] | Long Term Revenue Growth Rate Measurement Input [Member]
Disclosure of detailed information about intangible assets [line items]
Long term growth rate								1.50%
Spain [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Non cash impairment charges							$ 317
Spain [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						1.00%
Impairment of finite lived intangible assets						$ 92
Growth rate for cash flow projections						1.00%
Spain [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Risk free rate						4.00%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						10.90%	8.50%	8.40%
Impairment loss						$ 0	$ 10	$ 2
Growth rate for cash flow projections	[1]					3.30%	3.50%	2.50%
Percentage reduction in long term growth rate								1.20%
Egypt [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						13.60%	10.70%	10.20%
Growth rate for cash flow projections	[1]					3.00%	3.00%	5.60%
Percentage reduction in long term growth rate						2.85%	2.80%
UAE [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate							8.30%
UAE [Member] | Long Term Revenue Growth Rate Measurement Input [Member]
Disclosure of detailed information about intangible assets [line items]
Long term growth rate							2.60%
UAE [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Non cash impairment charges							$ 96

[1]	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).